Note 41 - Management Report - Risk and Capital Performance - Reconciliation of Shareholders Equity to Regulatory Capital (Detail) - Reconciliation of Shareholders Equity to Regulatory Capital [Member] - EUR (€)
€ in Millions
		Dec. 31, 2021	Dec. 31, 2020 [1]
Reconciliation of Shareholders Equity to Regulatory Capital [Line Items]
Total shareholders equity per accounting balance sheet (IASB IFRS)		€ 58,096	€ 54,774
Difference between equity per IASB IFRS / EU IFRS4	[2]	68	12
Shareholders equity per accounting balance sheet EU IFRS		58,027	54,786
Deconsolidation Consolidation of entities		265	265
Of which: [Abstract]
Additional paid-in capital		0	0
Retained earnings		265	265
Accumulated other comprehensive income (loss), net of tax		0	0
Total shareholders' equity per regulatory balance sheet		58,292	55,050
Noncontrolling interest based on transitional rules		910	805
Accrual for dividend and AT1 coupons	[3]	(987)	242
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		58,215	55,613
Additional value adjustments		(1,812)	(1,430)
Other prudential filters (other than additional value adjustments)		(14)	(112)
Goodwill and other intangible assets (net of related tax liabilities)		(4,897)	(4,635)
Deferred tax assets that rely on future profitability		(1,617)	(1,428)
Defined benefit pension fund assets		(991)	(772)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities		0	0
Other regulatory adjustments	[4]	(2,378)	(2,351)
Common Equity Tier 1 capital		€ 46,506	€ 44,885

[1]	The Common Equity Tier 1 capital for December 31, 2020 has been updated to reflect a dividend payment of zero for the financial year 2020
[2]	Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter "Basis of preparation/impact of changes in accounting principles". These rules were initially applied in the first quarter 2020
[3]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4)
[4]	Includes capital deductions of € 1.1 billion (December 2020: € 0.9 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 2020: € 0.7 billion) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures, € 0.6 billion (December 2020: € 0.1 billion) negative amounts resulting from the calculation of expected loss amounts, € 17 million resulting from minimum value commitments as per Article 36 (1)(n) of the CRR which became effective 30 June 2021 and CET 1 increase of € 39 million (December 2020: € 54 million) from IFRS 9 transitional provision as per Article 473a of the CRR. Capital deductions of € 0.7 billion, based on regular ECB review, included at December 2020, have been released as of December 31, 2021.